Selling and marketing expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Advertising costs	(88,926)	(154,634)	(33,775)	(90,190)
Employee benefits expenses	(2,395)	(838)	(1,252)	(555)
	(91,321)	(155,472)	(35,027)	(90,745)

	2021	2020	2019
Advertising costs	(266,906)	(164,929)	(81,814)
Employee benefits expenses	(3,261)	(827)	(366)
	(270,167)	(165,756)	(82,180)